Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	3.53%	4.08%	(9.89%)	3.16%
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	18.11%	26.65%	(28.02%)	16.14%
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	15.09%	19.35%	(18.81%)	18.55%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	17.60%	18.01%	(11.74%)	26.33%
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	0.83%	4.15%	(13.70%)
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	15.28%	18.85%	(17.30%)	17.81%	11.91%	22.25%	(10.38%)
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	10.19%	12.50%	(15.84%)	11.10%	8.40%	16.32%
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.13%	3.68%	(9.50%)	3.85%	7.25%	8.16%	(5.20%)
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	10.61%	14.52%	(17.54%)	17.57%	11.47%	27.07%	(8.21%)
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	16.99%	20.47%	(21.20%)	17.73%
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	12.76%	12.94%	(18.21%)
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	10.50%	13.55%	(24.37%)
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	13.29%	12.30%	(13.29%)	11.68%	3.03%	9.96%	(5.02%)
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	6.13%	9.96%	(12.97%)	6.28%
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.01%	5.42%	(13.52%)	(1.66%)	5.76%	6.10%	(1.92%)